Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)		EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($)		Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)		Reserves [member] USD ($)
Beginning balance at Dec. 31, 2014		$ 54,257			$ 1,736	$ 17,620	$ (819)	$ 1,080	$ (6,226)	[1]	$ 1,407	$ 35,174	$ 49,972	$ 4,285
Profit		9,867										8,273	8,273	1,594
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(7,099)							(6,157)	[1]			(6,157)	(942)
Foreign exchange contracts recognized in equity in relation to the SAB combination		(1,738)							(1,738)	[1]			(1,738)
Cash flow hedges		41							(36)	[1]			(36)	77
Re-measurements of post-employment benefits		45							47	[1]			47	(2)
Total comprehensive income		1,116							(7,884)	[1]		8,273	389	727
Dividends		(8,559)									(103)	(7,191)	(7,294)	(1,305)
Treasury shares		(807)					(807)						(807)
Share-based payments		204						184					184	20
Scope and other changes		(452)										(307)	(307)	(145)
Ending balance at Dec. 31, 2015		45,719			1,736	17,620	(1,626)	1,264	(14,110)	[1]	1,304	35,949	42,137	3,582
Profit		2,769										1,241	1,241	1,528
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(3,079)							(3,265)	[1]			(3,265)	186
Foreign exchange contracts recognized in equity in relation to the SAB combination		(7,099)							(7,099)	[1]			(7,099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination		8,837							8,837	[1]			8,837
Cash flow hedges		107							223	[1]			223	(116)
Re-measurements of post-employment benefits		(226)							(212)	[1]			(212)	(14)
Total comprehensive income		1,309							(1,516)	[1]		1,241	(275)	1,584
Issuance of restricted shares for SAB ordinary shares		36,772			9,528	27,244							36,772
Transfer to reserves	[1]				(9,528)	(27,244)	(8,953)									$ 45,726
Acquisitions through business combinations		6,201	[2]		9,528									6,201	[2]
Dividends		(8,480)									(92)	(7,041)	(7,133)	(1,347)
Treasury shares		50					174					(124)	50
Share-based payments		180						173					173	7
Scope and other changes	[3]	(327)					1,425					(1,812)	(386)	59
Ending balance at Dec. 31, 2016		81,425	[4]		1,736	17,620	(8,980)	1,437	(15,626)	[1]	1,212	28,214	71,339	10,086		45,726
Profit		9,183										7,996		1,187
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		1,174							1,053				1,053	121
Cash flow hedges		(96)							(158)				(158)	61
Re-measurements of post-employment benefits		(37)							(53)				(53)	16
Total comprehensive income		10,223							842			7,996		1,385
Dividends		(9,230)		€ (6,956)							(93)	(7,821)	(7,914)	(1,316)
Share-based payments		333						316					316	18
Purchase/(sale) of non-controlling interests		(2,401)												(2,401)
Scope and other changes		(132)										5	5	(137)
Ending balance at Dec. 31, 2017		$ 80,220			$ 1,736	$ 17,620	$ (8,980)	$ 1,753	$ (14,784)		$ 1,119	$ 28,394	$ 72,585	$ 7,635		$ 45,726

[1]	See Note 23 Changes in equity and earnings per share.
[2]	See Note 6 Acquisitions and disposals.
[3]	During 2016, the company reclassified the results of treasury shares of 1 452m US dollar to retained earnings.
[4]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).